ORGANIZATION (Detail)	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2015 a Members
Mohegan Tribe
Entity Information [Line Items]
Size of tribe reservation (in acre)		595
Mohegan Tribe | Salishan-Mohegan
Entity Information [Line Items]
Membership or limited partnership interest percentage		10.85%
Mohegan Tribal Gaming Authority
Entity Information [Line Items]
Size of gaming and entertainment complex (in acre)		185
Number of members on management board | Members		9
Mohegan Tribal Gaming Authority | Downs Racing, Backside, Mill Creek Land, and Northeast Concessions
Entity Information [Line Items]
Membership or limited partnership interest percentage		99.99%
Mohegan Tribal Gaming Authority | MMCT Venture
Entity Information [Line Items]
Membership or limited partnership interest percentage		50.00%
Mohegan Basketball Club | WNBA
Entity Information [Line Items]
Membership or limited partnership interest percentage		4.20%
Mohegan Lacrosse | New England Black Wolves
Entity Information [Line Items]
Membership or limited partnership interest percentage		50.00%
Mohegan Commercial Ventures-PA | Downs Racing, Backside, Mill Creek Land, and Northeast Concessions
Entity Information [Line Items]
General partnership interest percentage		0.01%
Downs Racing
Entity Information [Line Items]
Size of site on which gaming and entertainment complex is located		400
Mohegan Ventures-Northwest | Salishan-Mohegan
Entity Information [Line Items]
Membership or limited partnership interest percentage		49.15%
Salishan-Mohegan | Salishan-Mohegan Two
Entity Information [Line Items]
Membership or limited partnership interest percentage		100.00%
Salishan-Mohegan | Interchange Development Group
Entity Information [Line Items]
Membership or limited partnership interest percentage		100.00%
Mohegan Ventures Wisconsin | Wisconsin Tribal Gaming
Entity Information [Line Items]
Membership or limited partnership interest percentage		100.00%
MTGA Gaming | Mohegan Gaming & Hospitality
Entity Information [Line Items]
Membership or limited partnership interest percentage		100.00%
Mohegan Gaming & Hospitality | Mohegan Resorts
Entity Information [Line Items]
Membership or limited partnership interest percentage		100.00%
Mohegan Resorts | Mohegan Resorts Mass
Entity Information [Line Items]
Membership or limited partnership interest percentage		100.00%
Mohegan Gaming Advisors | Mohegan New Jersey Entities
Entity Information [Line Items]
Membership or limited partnership interest percentage		100.00%
Mohegan Gaming Advisors | MGA Holding MA
Entity Information [Line Items]
Membership or limited partnership interest percentage		100.00%
Mohegan Gaming Advisors | Inspire Integrated Resort
Entity Information [Line Items]
Membership or limited partnership interest percentage	100.00%
Mohegan Gaming Advisors | MGNV
Entity Information [Line Items]
Membership or limited partnership interest percentage	100.00%
Mohegan Holding NJ | Resorts Atlantic City
Entity Information [Line Items]
Membership or limited partnership interest percentage		10.00%
MGA Holding MA | MGA Palmer Partners
Entity Information [Line Items]
Membership or limited partnership interest percentage		100.00%
MGA Palmer Partners | Mohegan Sun Massachusetts
Entity Information [Line Items]
Membership or limited partnership interest percentage		100.00%